Leases - Components of Lease Expense (Details) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)
Leases [Abstract]
Operating Lease, Cost	$ 475	$ 1,406
Operating Lease, Payments		$ 1,629
Operating Lease, Weighted Average Remaining Lease Term	4 years 9 months 18 days	4 years 9 months 18 days
Operating Lease, Weighted Average Discount Rate, Percent	3.50%	3.50%